Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	monday.com Ltd.
Entity Central Index Key	0001845338
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Type	20-F
Document Registration Statement	false
Entity File Number	001-40461
Entity Address, Address Line One	6 Yitzhak Sadeh Street
Entity Address, Postal Zip Code	6777506
Entity Address, Country	IL
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	44,924,038
Entity Shell Company	false
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1197
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	IL
Entity Address, City or Town	Tel Aviv
Title of 12(b) Security	Ordinary shares
Trading Symbol	MNDY
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6 Yitzhak Sadeh Street
Entity Address, Postal Zip Code	6777506
Entity Address, Country	IL
Entity Address, City or Town	Tel Aviv
Contact Personnel Name	Shiran Nawi, Adv.
City Area Code	972
Local Phone Number	(55) 939-7720